Related party transactions	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Related party transactions
30. Related party transactions

From time to time the Group enters into transactions with its associate undertakings.

The Group has continuing transactions with Kantar, including sales, purchases, the provision of IT services, subleases and property related items. None of these were material in the period after 5 December 2019, when Kantar became an associate, to 31 December 2019, or in 2020.

In 2020, revenue of £90.6
million was reported in relation to Compas, an associate in the United States. All other transactions in the periods presented were immaterial.

The following amounts were outstanding at 31 December:

	2020 £m	2019 £m
Amounts owed by related parties
Kantar	39.0	87.5
Other	27.9	87.5
	66.9	175.0
Amounts owed to related parties
Kantar	(5.6)	(36.5)
Other	(36.0)	(49.6)
	(41.6)	(86.1)